Risk management, funding and liquidity risk and market risk - Expected maturity of financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Assets
Cash and balances with central banks	$ 50,430	$ 65,667
Collateral paid	4,590	6,269
Trading securities and financial assets measured at FVIS	55,841	49,228
Derivative financial instruments	18,464	24,109
Investment securities	117,541	103,885
Loans (net of provisions)	851,853	806,767
Other financial assets	10,766	5,456
All other assets	15,871	16,163
Total assets	1,125,356	1,077,544
Liabilities
Collateral received	3,187	3,078
Deposits and other borrowings	770,457	720,489
Other financial liabilities	41,488	38,077
Derivative financial instruments	20,630	30,974
Debt issues	171,404	169,284
All other liabilities	5,127	5,707
Total liabilities excluding loan capital	1,012,293	967,609
Loan capital	39,970	37,883
Total liabilities	1,052,263	1,005,492
Net assets/(liabilities)	73,093	72,052
Within 1 year
Assets
Cash and balances with central banks	50,430	65,667
Collateral paid	4,590	6,269
Trading securities and financial assets measured at FVIS	43,742	33,090
Derivative financial instruments	15,983	21,978
Investment securities	17,168	20,930
Loans (net of provisions)	100,242	97,010
Other financial assets	10,663	5,355
All other assets	1,016	921
Total assets	243,834	251,220
Liabilities
Collateral received	3,187	3,078
Deposits and other borrowings	761,063	711,076
Other financial liabilities	41,481	37,024
Derivative financial instruments	17,137	25,390
Debt issues	66,785	59,911
All other liabilities	2,409	2,732
Total liabilities excluding loan capital	892,062	839,211
Loan capital	3,412	3,829
Total liabilities	895,474	843,040
Net assets/(liabilities)	(651,640)	(591,820)
Over 1 year
Assets
Trading securities and financial assets measured at FVIS	12,099	16,138
Derivative financial instruments	2,481	2,131
Investment securities	100,373	82,955
Loans (net of provisions)	751,611	709,757
Other financial assets	103	101
All other assets	14,855	15,242
Total assets	881,522	826,324
Liabilities
Deposits and other borrowings	9,394	9,413
Other financial liabilities	7	1,053
Derivative financial instruments	3,493	5,584
Debt issues	104,619	109,373
All other liabilities	2,718	2,975
Total liabilities excluding loan capital	120,231	128,398
Loan capital	36,558	34,054
Total liabilities	156,789	162,452
Net assets/(liabilities)	724,733	663,872
Parent Entity
Assets
Cash and balances with central banks	44,782	58,400
Collateral paid	4,562	6,199
Trading securities and financial assets measured at FVIS	53,626	47,014
Derivative financial instruments	17,534	23,902
Investment securities	109,100	95,623
Loans (net of provisions)	755,112	710,043
Other financial assets	10,126	4,951
Due from subsidiaries	48,830	52,339
Investment in subsidiaries	8,567	9,095
All other assets	13,482	13,668
Total assets	1,065,721	1,021,234
Liabilities
Collateral received	2,364	2,935
Deposits and other borrowings	696,660	644,481
Other financial liabilities	38,935	33,917
Derivative financial instruments	20,492	30,795
Debt issues	142,622	143,882
Due to subsidiaries	52,566	55,722
All other liabilities	4,291	4,744
Total liabilities excluding loan capital	957,930	916,476
Loan capital	38,891	36,770
Total liabilities	996,821	953,246
Net assets/(liabilities)	68,900	67,988
Parent Entity | Within 1 year
Assets
Cash and balances with central banks	44,782	58,400
Collateral paid	4,562	6,199
Trading securities and financial assets measured at FVIS	42,284	31,736
Derivative financial instruments	15,979	21,976
Investment securities	15,699	18,748
Loans (net of provisions)	79,253	76,274
Other financial assets	10,023	4,850
Due from subsidiaries	12,286	8,735
All other assets	821	719
Total assets	225,689	227,637
Liabilities
Collateral received	2,364	2,935
Deposits and other borrowings	689,722	637,088
Other financial liabilities	38,928	33,883
Derivative financial instruments	17,130	25,392
Debt issues	58,590	53,982
Due to subsidiaries	17,678	13,492
All other liabilities	2,105	2,357
Total liabilities excluding loan capital	826,517	769,129
Loan capital	3,412	3,829
Total liabilities	829,929	772,958
Net assets/(liabilities)	(604,240)	(545,321)
Parent Entity | Over 1 year
Assets
Trading securities and financial assets measured at FVIS	11,342	15,278
Derivative financial instruments	1,555	1,926
Investment securities	93,401	76,875
Loans (net of provisions)	675,859	633,769
Other financial assets	103	101
Due from subsidiaries	36,544	43,604
Investment in subsidiaries	8,567	9,095
All other assets	12,661	12,949
Total assets	840,032	793,597
Liabilities
Deposits and other borrowings	6,938	7,393
Other financial liabilities	7	34
Derivative financial instruments	3,362	5,403
Debt issues	84,032	89,900
Due to subsidiaries	34,888	42,230
All other liabilities	2,186	2,387
Total liabilities excluding loan capital	131,413	147,347
Loan capital	35,479	32,941
Total liabilities	166,892	180,288
Net assets/(liabilities)	$ 673,140	$ 613,309